Financial instruments - Types of Financial Assets, Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Financial instruments [Line Items]
Proceeds from the sale of equity instruments	$ 16,413
Term deposit One
Financial instruments [Line Items]
Assets Pledged as Collateral		$ 31,430